LONG-TERM PREPAYMENT (Details Narrative) - USD ($)	1 Months Ended				3 Months Ended			9 Months Ended
	May 31, 2020	Jan. 31, 2020	Nov. 30, 2019	Sep. 30, 2019	May 31, 2020	Feb. 29, 2020	May 31, 2019	May 31, 2020	May 31, 2019
Research and development expense					$ 108,800			$ 108,800
Long-term prepayment	$ 1,011,200				1,011,200			1,011,200
Youall Perform Services Ltd
Software upgrade agreement				$ 128,000
Long-term prepayment for upgrade	108,800
Lushang Copyright
Movie copyright acquisition cost			$ 256,000
Pre-payments made for movie copyrights								256,000
Qi Qing Kuai Che Copyright
Movie copyright acquisition cost			$ 115,200
Pre-payments made for movie copyrights								$ 115,200
Ai Bian Quan Qiu Copyright
Movie copyright acquisition cost		$ 870,978
Pre-payments made for movie copyrights	$ 640,000
Impairment rate						80.00%
Research and development expense					$ 108,800